Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
LionShares U.S. Equity Total Return ETF
Shareholder Report [Line Items]
Fund Name	LionShares U.S. Equity Total Return ETF
Class Name	LionShares U.S. Equity Total Return ETF
Trading Symbol	TOT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LionShares U.S. Equity Total Return ETF for the period of September 2, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lionsharesetf.com. You can also request this information by contacting us at 855-885-7363.
Additional Information Phone Number	855-885-7363
Additional Information Website	https://lionsharesetf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
LionShares U.S. Equity Total Return ETF	$4	0.04%
[1],[2]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%	[2]
Factors Affecting Performance [Text Block]
The Fund ended the reporting period on June 30, 2026 with a return of 18.16% based on net asset value since the Fund’s inception on September 2, 2025. The Fund’s benchmark, the S&P Total Market Index, experienced a return of 18.42% during this period.
Growth in the broad U.S. equity market continued to be driven by advancements in technology and business investment in artificial intelligence. Market prices fluctuated as developments in the U.S.-Iran conflict led to periods of escalation followed by de-escalation, additionally leading to fluctuations in energy prices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/02/2025)
LionShares U.S. Equity Total Return ETF NAV	18.16
S&P Total Market Index (TMI) (TR)	18.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visithttps://lionsharesetf.com for more recent performance information.
Net Assets	$ 9,985,499
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 2,776
Investment Company Portfolio Turnover	387.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,985,499
Number of Holdings	2
Net Advisory Fee	$2,776
Portfolio Turnover	387%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top 10 Issuers	(%)
iShares Core S&P Total U.S. Stock Market ETF	99.9%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://lionsharesetf.com

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from September 2, 2025 through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full year.